Information About the Plan's Funded Status and Pension Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in benefit obligation
Beginning of year	$ (3,246)	$ (4,831)
Service cost	(294)	(356)
Interest cost	(139)	(172)
Plan Amendment	0	1,113
Actuarial (loss) gain	(280)	807
Benefits paid	63	193
End of year	(3,896)	(3,246)
Change in fair value of plan assets
Beginning of year	3,947	3,206
Actual return on plan assets	351	684
Employer contribution	250	250
Benefits paid	(63)	(193)
End of year	4,485	3,947
Funded status at end of year	$ 589	$ 701